Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net loss	$ (7,940,692)	$ (1,822,023)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses on accounts receivable and other current assets	5,875,044	1,667,306
(Reversal of) Provision for obsolete inventories	(15,255)	284
Depreciation	1,603,722	1,428,424
Amortization of intangible assets	1,479	53,076
Loss (gain) on sale of property and equipment	601	(136)
Loss on disposal of inventories	49,827	63,849
Stock-based payments for consulting services	204,443	33,884
Amortization of convertible note discount	163,833
Stock-based compensation	92,308	289,912
Changes in operating assets and liabilities:
Accounts receivable	(1,225,284)	(116,565)
Accounts receivable from related party and its affiliates	803,982	(2,473,234)
Inventories	27,762	150,513
Other non-current assets	342,269
Other receivables and prepaid expenses	1,601,902	(315,436)
Advances to suppliers	(1,685,458)	(917,088)
Other payables and accrued expenses	305,903	292,672
Advances from customers	(48,317)	32,278
Advances from customers from related party and its affiliates	18,491	61,122
Amounts due to related parties		(1,018,982)
Accounts payable	(1,283,642)	2,057,767
Income tax payable	(69,858)	(233,584)
Net cash used in operating activities	(1,176,940)	(765,961)
INVESTING ACTIVITIES
Proceeds from sale of property and equipment		136
Purchases of property and equipment	(150,470)	(647,317)
Loan receivable-related party	43,708
Net cash used in investing activities	(106,762)	(647,181)
FINANCING ACTIVITIES
Borrowings under short-term loans	4,029,193	2,505,027
Repayment of short-term loans	(5,696,201)	(1,357,135)
Issuance of convertible notes, net of issuance cost and debt discount	1,344,000
Issuance of common stock, net of issuance cost	576,000
Net cash provided by financing activities	252,992	1,147,892
Effect of exchange rate changes on cash and cash equivalents	(4,092)	(3,988)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,034,802)	(269,238)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING	1,519,666	1,653,260
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING	484,864	1,384,022
Cash paid during the year
Income taxes
Interest	346,042	214,002
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	286,795	1,279,189
Restricted cash	198,069	104,833
Total cash, cash equivalents, and restricted cash	$ 484,864	$ 1,384,022